UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Marketable securities measured at fair value	¥ 67		¥ 81
Accounts receivable, allowance	129		143
Loan receivables - current, allowance	46		46
Amounts due from related parties current, allowance	65		64
Other current assets, allowance	8		8
Available-for-sale debt securities measured at fair value	235		230
Amounts due from related parties, allowance	1		1
Loan receivables, allowance	3		5
Other assets, allowance	¥ 6		¥ 6
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized | shares	80,000,000,000		80,000,000,000
Ordinary shares, shares issued | shares	3,106,921,530		3,105,094,690
Ordinary shares, shares outstanding | shares	3,076,681,170		3,083,916,600
Treasury shares, shares | shares	30,240,360		21,178,090